Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Offsetting Financial Assets And Financial Liabilities [Abstract]
Disclosure of offsetting of financial assets	The ‘Net amounts’ presented in the table below are not intended to represent the Barclays Bank Group’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to netting and collateral arrangements.

Barclays Bank Group	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[3]	Balance sheet total[4]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[1]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[2]	Net amount
As at 31 December 2024	£m	£m	£m	£m	£m	£m	£m	£m
Derivative financial assets	333,711	(47,207)	286,504	(230,260)	(41,586)	14,658	5,852	292,356
Reverse repurchase agreements and other similar secured lending[5]	700,005	(556,219)	143,786	—	(143,347)	439	1,398	145,184
Total assets	1,033,716	(603,426)	430,290	(230,260)	(184,933)	15,097	7,250	437,540
Derivative financial liabilities	(318,990)	46,040	(272,950)	230,260	27,660	(15,030)	(6,381)	(279,331)
Repurchase agreements and other similar secured borrowing[5]	(737,053)	556,219	(180,834)	—	180,834	—	(4,587)	(185,421)
Total liabilities	(1,056,043)	602,259	(453,784)	230,260	208,494	(15,030)	(10,968)	(464,752)

As at 31 December 2023
Derivative financial assets	306,735	(55,781)	250,954	(198,633)	(39,927)	12,394	5,157	256,111
Reverse repurchase agreements and other similar secured lending[5]	677,255	(529,435)	147,820	—	(147,397)	423	2,414	150,234
Total assets	983,990	(585,216)	398,774	(198,633)	(187,324)	12,817	7,571	406,345
Derivative financial liabilities	(297,308)	54,241	(243,067)	198,633	27,930	(16,504)	(6,813)	(249,880)
Repurchase agreements and other similar secured borrowing[5]	(736,112)	529,435	(206,677)	—	206,677	—	(8,783)	(215,460)
Total liabilities	(1,033,420)	583,676	(449,744)	198,633	234,607	(16,504)	(15,596)	(465,340)
Notes
1.Amounts offset for derivative financial assets additionally includes cash collateral netted of £5,126m (2023: £7,527m). Amounts offset for derivative financial liabilities additionally includes cash collateral netted of £6,293m (2023: £9,067m). Settlement assets and liabilities have been offset amounting to
£25,133m (2023: £29,297m).
2.Financial collateral of £41,586m (2023: £39,927m) was received in respect of derivative assets, including £28,953m (2023: £29,944m) of cash collateral and £12,633m (2023: £9,983m) of non-cash collateral. Financial collateral of £27,660m (2023: £27,930m) was placed in respect of derivative liabilities, including £23,109m (2023: £24,212m) of cash collateral and £4,551m (2023: £3,718m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation.
3.This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
4.The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
5.Reverse repurchase agreements and other similar secured lending of £145,184m (2023: £150,234m) is split by fair value £141,791m (2023: £149,131m)
and amortised cost £3,393m (2023: £1,103m). Repurchase agreements and other similar secured borrowing of £185,421m (2023: £215,460m) is split by fair value £156,024m (2023: £186,906m) and amortised cost £29,397m (2023: £28,554m).

Disclosure of offsetting of financial liabilities	The ‘Net amounts’ presented in the table below are not intended to represent the Barclays Bank Group’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to netting and collateral arrangements.

Barclays Bank Group	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[3]	Balance sheet total[4]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[1]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[2]	Net amount
As at 31 December 2024	£m	£m	£m	£m	£m	£m	£m	£m
Derivative financial assets	333,711	(47,207)	286,504	(230,260)	(41,586)	14,658	5,852	292,356
Reverse repurchase agreements and other similar secured lending[5]	700,005	(556,219)	143,786	—	(143,347)	439	1,398	145,184
Total assets	1,033,716	(603,426)	430,290	(230,260)	(184,933)	15,097	7,250	437,540
Derivative financial liabilities	(318,990)	46,040	(272,950)	230,260	27,660	(15,030)	(6,381)	(279,331)
Repurchase agreements and other similar secured borrowing[5]	(737,053)	556,219	(180,834)	—	180,834	—	(4,587)	(185,421)
Total liabilities	(1,056,043)	602,259	(453,784)	230,260	208,494	(15,030)	(10,968)	(464,752)

As at 31 December 2023
Derivative financial assets	306,735	(55,781)	250,954	(198,633)	(39,927)	12,394	5,157	256,111
Reverse repurchase agreements and other similar secured lending[5]	677,255	(529,435)	147,820	—	(147,397)	423	2,414	150,234
Total assets	983,990	(585,216)	398,774	(198,633)	(187,324)	12,817	7,571	406,345
Derivative financial liabilities	(297,308)	54,241	(243,067)	198,633	27,930	(16,504)	(6,813)	(249,880)
Repurchase agreements and other similar secured borrowing[5]	(736,112)	529,435	(206,677)	—	206,677	—	(8,783)	(215,460)
Total liabilities	(1,033,420)	583,676	(449,744)	198,633	234,607	(16,504)	(15,596)	(465,340)
Notes
1.Amounts offset for derivative financial assets additionally includes cash collateral netted of £5,126m (2023: £7,527m). Amounts offset for derivative financial liabilities additionally includes cash collateral netted of £6,293m (2023: £9,067m). Settlement assets and liabilities have been offset amounting to
£25,133m (2023: £29,297m).
2.Financial collateral of £41,586m (2023: £39,927m) was received in respect of derivative assets, including £28,953m (2023: £29,944m) of cash collateral and £12,633m (2023: £9,983m) of non-cash collateral. Financial collateral of £27,660m (2023: £27,930m) was placed in respect of derivative liabilities, including £23,109m (2023: £24,212m) of cash collateral and £4,551m (2023: £3,718m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation.
3.This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
4.The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
5.Reverse repurchase agreements and other similar secured lending of £145,184m (2023: £150,234m) is split by fair value £141,791m (2023: £149,131m)
and amortised cost £3,393m (2023: £1,103m). Repurchase agreements and other similar secured borrowing of £185,421m (2023: £215,460m) is split by fair value £156,024m (2023: £186,906m) and amortised cost £29,397m (2023: £28,554m).